Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	As of June 30,
	2020	2019
ASSETS
Investment in subsidiaries and VIEs	32,762,819	28,215,237
Total assets	$32,762,819	$28,215,237

LIABILITIES AND SHAREHOLDERS’ EQUITY

Total liabilities	$-	$-

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized; 28,000,000 shares issued and outstanding	2,800	2,800
Additional paid-in capital	3,667,957	3,932,786
Retained earnings	31,059,450	25,409,999
Accumulated other comprehensive loss	(1,967,388)	(1,130,348)
Total equity of the Company’s shareholders	32,762,819	28,215,237
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$32,762,819	$28,215,237

Schedule of Income and Comprehensive Income
	Years Ended June 30,
	2020	2019	2018
Share of income of subsidiaries and VIEs	5,649,451	10,233,775	9,681,207

Net income	$5,649,451	$10,233,775	$9,681,207
Other comprehensive income (loss):	-	-	-
Foreign currency translation adjustment, net of nil tax	$(837,040)	$(729,348)	$58,355

Total comprehensive income	$4,812,411	$9,504,427	$9,739,562